INCOME TAXES - NOLs (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Operating Loss Carryforwards [Line Items]
Accrued interest or penalties	$ 0.0	$ 0.0
Research Tax Credit Carryforward [Member]
Operating Loss Carryforwards [Line Items]
Tax credit carryforward	2.5	0.6
Domestic Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	225.0	71.0
Domestic Tax Authority [Member] | Research Tax Credit Carryforward [Member]
Operating Loss Carryforwards [Line Items]
Tax credit carryforward	0.5
State and Local Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 184.9	59.3
State and Local Jurisdiction [Member] | Research Tax Credit Carryforward [Member]
Operating Loss Carryforwards [Line Items]
Tax credit carryforward		$ 0.1